Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of nature of operations explanatory [text block]
1.
NATURE OF OPERATIONS

First Majestic Silver Corp. (the “Company” or “First Majestic”) is in the business of silver production, development, exploration, and acquisition of mineral properties with a focus on silver production in Mexico.

With the addition of the San Dimas Silver/Gold Mine on
May 10, 2018 (
Note
4
), the Company owns and operates
six
producing mines: the San Dimas Silver/Gold Mine, the Santa Elena Silver/Gold Mine, the La Encantada Silver Mine, the San Martin Silver Mine, the La Parrilla Silver Mine and the Del Toro Silver Mine.

In
August 2018,
the Company placed the La Guitarra Silver Mine under care and maintenance and is currently reviewing strategic options including the potential sale of the operation.

First Majestic is incorporated in Canada with limited liability under the legislation of the Province of British Columbia and is publicly listed on the New York Stock Exchange under the symbol “AG”, on the Toronto Stock Exchange under the symbol “FR” and on the Frankfurt Stock Exchange under the symbol “FMV”. The Company’s head office and principal address is located at
925
 West Georgia Street, Suite
1800,
Vancouver, British Columbia, Canada,
V6C
3L2.